CONVERTIBLE LOAN (Schedule of Convertible Loan) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Sep. 05, 2014 USD ($)	Oct. 24, 2012 USD ($)	Oct. 24, 2012 CNY (¥)	Jun. 12, 2012 USD ($)	Jun. 12, 2012 CNY (¥)
Summary of convertible loan
Net carrying amount			¥ 13,470
IFC Loan [Member]
Summary of convertible loan
Principal IFC loan			69,760		$ 20,000	¥ 125,710	$ 20,000	¥ 125,710
Unamortized discount | ¥			¥ (56,290)
IFC Loan [Member] | Debt Before Conversion [Member]
Summary of convertible loan
Net carrying amount				$ 48,000
IFC Loan [Member] | Debt After Conversion [Member]
Summary of convertible loan
Net carrying amount				11,308
IFC Loan [Member] | SummitView [Member] | Debt Before Conversion [Member]
Summary of convertible loan
Net carrying amount				$ 5,000
IFC Loan [Member] | SummitView [Member] | Debt After Conversion [Member]
Summary of convertible loan
Net carrying amount
IFC Loan [Member] | Baring [Member] | Debt Before Conversion [Member]
Summary of convertible loan
Net carrying amount				$ 5,000
IFC Loan [Member] | Baring [Member] | Debt After Conversion [Member]
Summary of convertible loan
Net carrying amount				5,000
IFC Loan [Member] | CEHIL [Member] | Debt Before Conversion [Member]
Summary of convertible loan
Net carrying amount				38,000
IFC Loan [Member] | CEHIL [Member] | Debt After Conversion [Member]
Summary of convertible loan
Net carrying amount				$ 6,308